Other Assets - Narrative (Details) € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other non-current assets
Gain on disposition of other assets	$ 29	€ 26	$ 9	$ 0	$ 65
Customer portfolio segment
Other non-current assets
Amounts written off as uncollectible			8	24	0
Allowance for credit losses			71	50	$ 32	$ 29
Customer portfolio segment | LAC
Other non-current assets
Allowance for credit losses			$ 58	$ 43